Subsequent Events - Additional information (Details)	Aug. 11, 2021 USD ($) shares	Aug. 11, 2021 kr / shares	Jul. 09, 2021 USD ($) shares	Jul. 09, 2021 NOK (kr) kr / shares shares	Jul. 09, 2021 NOK (kr) kr / shares shares	Jun. 30, 2021 USD ($)
Subsequent Event [Line Items]
Net cash received from business combination			$ 650,189,029	kr 606,130,000
Advanced funding | $			1,600,000			$ 1,600,000
Share capital | kr					kr 30,000
Investment amount			$ 70,000,000		606,130,000
Share premium | kr					kr 606,100,000
Consideration | $	$ 23,000
Number of shares authorized | shares			2,000,000		2,000,000
Third-party service provider
Subsequent Event [Line Items]
Number of warrants | shares			2,308,526		2,308,526
Number of shares issued on exchange of warrants | shares	413,313		413,313	413,313
Exercise price of warrants | kr / shares		kr 0.05546		kr 0.01
Adjusted exercise price of warrants per share | kr / shares					kr 0.05546
Alussa Energy Acquisition Corp
Subsequent Event [Line Items]
Percentage of ownership interest acquired			100.00%		100.00%
Maximum
Subsequent Event [Line Items]
Share capital | kr					kr 60,000
Nominal value per share | kr / shares					kr 20
Minimum
Subsequent Event [Line Items]
Share capital | kr					kr 30,000
Nominal value per share | kr / shares					kr 10